DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2017	2016
Total debt, net of deferred finance charges	1,371,034	1,374,710
Less: Current portion of long-term debt due to third parties, net of deferred finance charges	(118,850)	(78,101)
Long-term debt, net of deferred finance charges	1,252,184	1,296,609

Schedule of Maturities of Long-term Debt
Our outstanding debt as of December 31, 2017 is repayable as follows:

Year Ending December 31, (in thousands of $)
2018	122,317
2019	135,183
2020	202,000
2021	716,000
2022 and thereafter	212,084
Total debt	1,387,584
Less: deferred finance charges	(16,550)
Total debt, net deferred finance charges	1,371,034

Schedule of Long-term Debt Instruments
As of December 31, 2017 and 2016, the maturity dates for our total debt were as follows:

(in thousands of $)	2017	2016	Maturity date
$800 million credit facility	672,000	740,667	2021
2015 Norwegian Bonds	150,000	150,000	2020
2017 Norwegian Bonds	250,000	—	2021
NR Satu Facility	103,500	117,800	2019
Eskimo SPV Debt	212,084	232,931	2025 *
High-Yield Bonds	—	150,452	2017
Total debt	1,387,584	1,391,850
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* The maturity date of the Eskimo SPV debt is based on management’s best estimate and subject to change pending the receipt of the audited financial statements of the VIE. In absence of the audited financial statements of the VIE at year end, we confirmed the maturity date directly with the SPV.